Net Income per Share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	0.0	0.2